Share capital and share premium (Details Narrative) € in Thousands	Jun. 30, 2026 $ / shares	Jun. 30, 2026 EUR (€) shares	Dec. 31, 2025 EUR (€) shares
IfrsStatementLineItems [Line Items]
Capital reserve | €		€ 1,318	€ 1,647
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued		3,297,510	2,288,291
Ordinary shares per share | $ / shares	$ 0.0035
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares issued			4,171,327